UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Babson Capital Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/15

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities - 78.22%: (A)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 64.95%: (C)

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 10/17/2019	$687,703	10/17/12	$678,450	$684,354
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	—
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	102,270	91,816
			792,084	776,170

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
14% Senior Subordinated Note due 12/21/2020	$1,059,775	12/20/13	1,042,778	1,070,372
Limited Liability Company Unit Class A (B)	3,094 uts.	*	153,704	336,484
Limited Liability Company Unit Class B (B)	1,479 uts.	10/09/09	52,999	160,847
* 10/09/09 and 12/20/13.			1,249,481	1,567,703

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 12/20/2016 (D)	$420,000	05/15/08	413,944	405,300
13% Senior Subordinated Note due 12/20/2016 (D)	$420,000	05/15/08	384,627	—
Common Stock (B)	60,000 shs.	05/15/08	60,000	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	—
			894,225	405,300

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$181,818	08/01/12	168,970	181,818
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	212,614
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	35,852
			336,416	430,284

ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	32 uts.	11/09/12	—	—

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	1,945 uts.	*	207,910	155,962
* 12/07/12 and 07/11/13.

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	152 shs.	12/27/07	$75,131	$324,417
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	59,380
			96,731	383,797

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for “C-Parts” used by OEMs in their manufacturing and production facilities.
12.5% Senior Subordinated Note due 09/27/2020	$1,188,400	03/27/15	1,166,345	1,198,489
Preferred Stock (B)	1,122 shs.	03/27/15	112,154	110,491
Common Stock (B)	346 shs.	03/27/15	346	—
			1,278,845	1,308,980

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
12.5% Senior Subordinated Note due 11/18/2020	$1,455,831	11/18/14	1,430,032	1,421,936
Limited Liability Company Unit	288 uts.	11/18/14	288,000	206,110
			1,718,032	1,628,046

American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 03/31/2020 (D)	$1,237,502	*	1,237,367	—
Preferred Class A Unit (B)	1,706 uts.	**	170,600	—
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	—
Common Class B Unit (B)	16,100 uts.	01/22/04	1	—
Common Class D Unit (B)	3,690 uts.	09/12/06	—	—
* 01/22/04 and 06/09/08.			1,488,757	—
** 01/22/04 and 09/16/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)	114 uts.	10/04/12	113,636	302,984

Animal Supply Company
A distributor of pet products to independent pet stores, veterinary clients and other pet specialty retailers.
9.5% Second Lien Term Loan due 09/17/2019	$1,725,000	03/30/15	1,702,065	1,654,747

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% Senior Subordinated Note due 02/01/2020	$1,702,445	*	1,679,959	1,706,073
Limited Partnership Interest	524 uts.	08/01/14	523,950	558,806
* 05/21/13 and 08/01/14.			2,203,909	2,264,879

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$1,515,400	08/17/15	$1,485,655	$1,505,121
Preferred Stock (B)	210 shs.	08/17/15	209,390	209,390
Common Stock (B)	210 shs.	08/17/15	210	210
			1,695,255	1,714,721

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing (“NDT”) systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% Senior Subordinated Note due 07/31/2021 (D)	$500,587	07/31/14	491,228	—
Limited Liability Company Unit	36,964 uts.	07/31/14	369,643	—
			860,871	—

Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$238,298	10/12/12	235,548	238,298
13% Senior Subordinated Note due 09/30/2019	$327,304	10/12/12	311,075	333,850
Common Stock (B)	51,064 shs.	10/12/12	51,064	124,936
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	49,462
			617,903	746,546

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% Senior Subordinated Note due 06/30/2021	$1,574,081	06/30/15	1,543,618	1,569,618
Common Stock (B)	1,417 shs.	06/30/15	156,800	169,430
			1,700,418	1,739,048

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
Limited Liability Company Unit Class A (B)	417 uts.	10/17/12	41,667	231,077
Limited Liability Company Unit Class B (B)	167 uts.	10/17/12	166,666	230,409
			208,333	461,486

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 11/01/2019	$1,412,605	*	1,349,394	1,426,731
Preferred Stock (B)	1,350 shs.	*	134,972	154,001
Preferred Stock (B)	489 shs.	*	48,721	55,817
Common Stock (B)	140 shs.	*	14,864	73,971
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	58 shs.	*	5,430	30,725
* 05/09/13 and 11/01/13.			1,553,381	1,741,245

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 01/19/2018	$765,174	01/19/11	$746,177	$765,174
14% Senior Subordinated Note due 08/03/2019	$199,872	08/03/12	197,376	199,872
Common Stock (B)	375 shs.	01/19/11	37,500	57,928
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	45,535
			1,010,303	1,068,509

Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 03/26/2018	$189,038	03/26/12	185,641	182,987
10% Senior Subordinated Note due 09/15/2099	$6,334	09/15/14	6,334	5,936
Common Stock (B)	1,327 shs.	*	132,700	32,823
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	1,410
* 03/26/12, 05/25/12 and 06/19/12.			330,415	223,156

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% Senior Subordinated Note due 09/31/2021	$1,591,837	10/01/14	1,563,445	1,591,837
Common Stock (B)	1,568 shs.	10/01/14	156,818	115,334
			1,720,263	1,707,171

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	526,758

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
13% Senior Subordinated Note due 10/04/2020	$1,512,168	03/04/15	1,484,472	1,465,750
Limited Liability Company Unit (B)	230 uts.	03/04/15	230,000	205,524
			1,714,472	1,671,274

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	$82,613	$87,072
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	68,585
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	—	821,122
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	—	25,080
			142,369	1,001,859

CTM Holding, Inc.
A leading owner and operator of coin-operated children’s rides, penny presses and candy kiosks in the U.S.
15% Senior Subordinated Note due 11/22/2019	$1,249,324	11/22/13	1,230,877	1,222,649
Common Stock (B)	78 shs.	11/22/13	443,182	374,698
			1,674,059	1,597,347

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	156 shs.	10/26/09	156,468	252,598
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	184,553
Common Stock (B)	38 shs.	10/26/09	38,244	145,835
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	106,554
			324,821	689,540

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 05/04/2019	$1,369,381	05/04/12	1,353,109	1,369,381
Preferred Stock (B)	25 shs.	05/04/12	252,434	312,213
Common Stock (B)	25 shs.	05/04/12	28,048	45,802
			1,633,591	1,727,396

Dunn Paper
A provider of specialty paper for niche product applications.
Preferred Stock (B)	261 shs.	12/30/14	261,364	447,916

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
Common Stock (B)	349 shs.	01/08/08	174,701	322,150

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
Common Stock (B)	50 shs.	02/01/10	$50,000	$154,410
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	368,175
			157,100	522,585

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% Senior Subordinated Note due 11/21/2020	$1,302,098	11/21/14	1,275,674	1,341,161
Limited Liability Company Unit (B)	230 uts.	11/19/14	71,875	73,246
			1,347,549	1,414,407

EPM Holding Company
A provider of non-discretionary regulatory driven engineering services that support mission critical safety and operational aspects of nuclear power plants.
14.5% Senior Subordinated Note due 07/26/2019	$292,129	07/26/13	287,901	295,050
Common Stock (B)	1,535 shs.	07/26/13	153,474	460,427
			441,375	755,477

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% Senior Subordinated Note due 10/04/2019	$951,373	04/04/14	936,509	945,288
Common Stock (B)	31 shs.	04/04/14	77,533	83,727
			1,014,042	1,029,015

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	71,350
Limited Liability Company Unit Common (B)	171 uts.	09/27/10	17,073	152,084
			75,418	223,434

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	80,559 uts.	04/15/14	—	80,559
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	116,414
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	14,595
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	13,236
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	25,450
			105,046	250,254

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

FMH Holdings Corporation
A designer and manufacturer of highly engineered components for the aerospace, defense and space industries.
11.5% Senior Subordinated Note due 11/01/2020	$1,443,937	05/01/15	$1,416,849	$1,446,141
Common Stock (B)	148 shs.	05/01/15	148,096	126,700
			1,564,945	1,572,841

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	114,651

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	91,282
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	57,408
			76,687	148,690

GenNx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
13% Senior Subordinated Note due 03/27/2020	$1,589,945	03/27/14	1,564,345	1,562,978
Common Stock (B)	15,500 shs.	03/27/14	155,000	149,853
			1,719,345	1,712,831

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 03/27/2019	$1,189,972	03/27/13	1,174,549	1,189,972
Common Stock (B)	1,181 shs.	03/27/13	118,110	157,835
			1,292,659	1,347,807

GlynnDevins Acquisition Corporation
A marketing communications agency that services senior living facilities.
13% Senior Subordinated Note due 12/19/2020	$788,872	06/19/15	773,863	784,160
Preferred Stock Series A (B)	342 shs.	06/19/15	70,683	70,684
Common Stock (B)	342 shs.	06/19/15	2,945	2,397
			847,491	857,241

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
12% Senior Subordinated Note due 04/30/2021	$1,550,169	10/31/14	$1,522,208	$1,596,674
Common Stock (B)	175 shs.	10/31/14	174,831	214,567
			1,697,039	1,811,241

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 02/05/2020	$727,865	02/05/14	686,758	703,267
Common Stock (B)	846 shs.	02/05/14	84,636	84,434
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	39,622
			808,210	827,323

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 06/19/2021	$1,437,500	12/19/14	1,411,117	1,406,145
Limited Liability Company Unit Preferred (B)	288 uts.	12/19/14	287,500	272,230
Limited Liability Company Unit Common Class A (B)	2,875 uts.	12/19/14	—	—
			1,698,617	1,678,375

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% Senior Subordinated Note due 08/14/2019	$1,089,948	02/14/14	1,072,922	1,111,747
12% Senior Subordinated Note due 08/14/2019	$431,250	06/22/15	427,168	430,459
Preferred Stock Series A (B)	2,547 shs.	02/14/14	120,857	127,124
Common Stock (B)	821 shs.	02/14/14	822	168,745
			1,621,769	1,838,075

Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
Common Stock (B)	517 shs.	03/09/12	51,724	88,031

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% Senior Subordinated Note due 01/17/2020	$1,576,168	01/17/14	1,551,896	1,587,787
Limited Liability Company Unit (B)	102 uts.	01/17/14	101,563	79,223
			1,653,459	1,667,010

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 03/15/2018	$703,125	04/15/13	$675,671	$694,028
Limited Liability Company Unit (B)	234 uts.	04/15/13	234,375	185,445
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37,177 shs.	04/15/13	32,344	29,414
			942,390	908,887

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 08/19/2016	$1,098,837	08/19/08	1,083,230	1,074,325
Common Stock (B)	251 shs.	08/19/08	251,163	34,538
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	8,927
			1,394,626	1,117,790

HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
12.5% Senior Subordinated Note due 09/27/2019	$1,196,383	09/27/12	1,180,873	1,187,141
Limited Liability Company Unit Class A Preferred (B)	1,127 uts.	09/27/12	112,726	149,446
Limited Liability Company Unit Class A Common (B)	910 uts.	09/27/12	910	21,413
			1,294,509	1,358,000

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	93 shs.	10/27/11	92,854	200,893

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
13% Senior Subordinated Note due 11/04/2020	$1,073,266	11/10/14	1,054,194	1,066,558
Common Stock (B)	2,300 shs.	11/10/14	230,000	185,713
			1,284,194	1,252,271

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	$1,424	$205,977

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	165 shs.	12/20/10	165,000	241,623
Preferred Stock B (B)	0.06 shs.	12/20/10	—	88
Common Stock	33 shs.	12/20/10	1,667	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	72,740
			272,310	314,451

Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
13.5% Senior Subordinated Note due 06/11/2019	$1,342,391	12/11/13	1,322,227	1,369,239
Limited Liability Company Unit Class A (B)	283 uts.	12/11/13	139,258	611,794
			1,461,485	1,981,033

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 12/05/2019	$1,100,114	12/05/12	1,085,397	934,220
Limited Liability Company Unit (B)	1,038,805 uts.	12/05/12	232,207	26,801
			1,317,604	961,021

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
Preferred Stock Series A	102 shs.	12/23/11	—	—
Preferred Stock Series B	29 shs.	12/23/11	—	—
Common Stock	163 shs.	*	6,522	134,458
* 12/23/11 and 06/30/14.			6,522	134,458

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	71,053 shs.	05/24/06	71,053	80,752
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	49,551
			108,924	130,303

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	40 uts.	06/30/15	$—	$70,502
Common Stock (B)	353 shs.	07/15/08	285,619	382,660
			285,619	453,162

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$883,644	04/17/15	873,450	874,110
Limited Liability Company Unit (B)	5 uts.	04/17/15	678,329	698,150
			1,551,779	1,572,260

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit	12,764 uts.	*	166,481	328,747
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	46,027
* 05/04/07 and 01/02/08.			189,262	374,774

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 01/15/2018	$419,971	01/15/10	397,744	402,984
15% Senior Subordinated Note due 01/15/2018	$115,973	10/05/10	115,056	106,336
Common Stock (B)	35 shs.	10/05/10	35,400	40,319
Common Stock Class B (B)	118 shs.	01/15/10	117,647	133,996
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	104 shs.	10/05/10	94,579	118,587
			760,426	802,222

MC Sign Holdings LLC
A provider of sign and lighting services nationwide.
11.75% Senior Subordinated Note due 09/15/2021	$761,000	09/22/15	745,824	759,388
Limited Liability Company Unit Class B (B)	101,500 uts.	09/22/15	101,500	101,500
			847,324	860,888

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	66 uts.	08/29/08	46,152	90,731
Common Unit Class A (B)	671 uts.	08/29/08	671	153,761
Common Unit Class B (B)	263 uts.	08/29/08	63,564	60,320
			110,387	304,812

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019	$454,295	09/22/11	$448,613	$435,732
15% Senior Subordinated Note due 04/30/2022	$23,839	08/18/15	23,839	19,071
Limited Liability Company Unit Series A (B)	228 uts.	05/07/14	14,760	—
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	—
			643,157	454,803

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% Senior Subordinated Note due 09/30/2021	$1,092,906	09/30/14	1,073,354	1,095,223
Common Stock Class B (B)	219,545 shs.	09/30/14	219,545	285,935
			1,292,899	1,381,158

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 11/02/2019	$1,277,508	11/02/12	1,260,679	1,280,655
Common Stock (B)	45 shs.	11/02/12	44,643	33,989
			1,305,322	1,314,644

Money Mailer
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
Preferred Stock	1,332,865 shs.	12/10/14	1,312,872	1,332,865

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 08/15/2020	$987,301	11/30/10	978,265	987,301
Limited Liability Company Unit Class B-1 (B)	75,000 uts.	11/30/10	—	88,912
Limited Liability Company Unit Class B-2 (B)	6,801 uts.	11/30/10	—	8,063
			978,265	1,084,276

NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	429 shs.	12/20/12	306,091	161,437

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 06/10/2020	$810,000	02/02/07	$809,450	$780,743
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	—
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	—
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	—
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	43,131
Limited Liability Company Unit Class D-3 of Saw Mill PCG Partners LLC (B)	104 uts.	12/10/14	103,904	105,043
* 12/18/08 and 09/30/09.			1,666,011	928,917

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
Limited Partnership Interest (B)	1,740 uts.	*	174,006	190,601
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	2,605 shs.	*	260,479	285,321
* 07/09/09 and 08/09/10.			434,485	475,922

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	86,545
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	47,137
Common Stock (B)	344 shs.	06/04/10	344	12,153
			86,823	145,835

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	59,034	1,856,297
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	100,740
Common Stock (B)	21,462 shs.	05/22/09	993,816	—
			1,342,900	1,957,037

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	156,250 uts.	11/29/12	156,250	163,312

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% Senior Subordinated Note due 01/31/2020	$1,048,824	07/31/14	$1,031,332	$1,032,821
Limited Liability Company Unit	148,096 uts.	07/31/14	148,096	127,274
			1,179,428	1,160,095

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
11% Senior Subordinated Note due 05/29/2022	$1,610,100	05/29/15	1,579,454	1,617,654
Limited Liability Company Unit Preferred (B)	1,149 uts.	05/29/15	114,900	115,907
Limited Liability Company Unit Common (B)	1,149 uts.	05/29/15	—	6,520
			1,694,354	1,740,081

PPC Event Services
A special event equipment rental business.
14% Senior Subordinated Note due 05/20/2020	$1,138,153	11/20/14	1,118,004	1,163,044
Limited Liability Company Unit (B)	3,450 uts.	11/20/14	172,500	338,921
			1,290,504	1,501,965

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
8% Senior Subordinated Note due 01/02/2017	$49,908	01/02/14	217,411	47,412
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	—
Limited Liability Company Unit Class B Common (B)	6 uts.	01/02/14	219,593	—
Limited Liability Company Unit Series B-1 Preferred (B)	9 uts.	01/02/14	374,307	374,308
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	—
			1,030,643	421,720

Randy’s Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
11.5% Senior Subordinated Note due 05/12/2021	$1,135,898	05/12/15	1,114,637	1,122,500
Common Stock (B)	118 shs.	05/12/15	118,476	105,023
			1,233,113	1,227,523

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
Limited Liability Company Unit Class A (B)	13,548 uts.	*	135,477	252,680
* 10/21/11 and 08/03/12.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
Preferred Stock (B)	2,098 shs.	03/30/12	$83,920	$112,824
Common Stock (B)	983 shs.	03/30/12	9,830	106,742
			93,750	219,566

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	76 shs.	03/15/13	75,509	249,213
Warrant, exercisable until 2023, to purchase common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	101,817
			103,825	351,030

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	344,923
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	83 shs.	*	67,467	87,369
* 08/31/07 and 03/06/08.			328,729	432,292

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% Senior Subordinated Note due 10/18/2019 (D)	$738,694	10/18/13	726,147	—
Common Stock (B)	841 shs.	10/18/13	84,100	—
			810,247	—

Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% Senior Subordinated Note due 06/13/2019	$1,059,783	12/13/13	1,042,206	1,066,453
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	251,279
Preferred Stock Series A-2 (B)	26,543 shs.	09/10/15	29,994	41,956
			1,231,167	1,359,688

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% Senior Subordinated Note due 07/31/2021	$1,215,600	07/31/15	1,191,963	1,209,063
Common Stock (B)	68 shs.	07/31/15	78,150	74,245
			1,270,113	1,283,308

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 12/14/2017	$1,059,836	12/14/10	$1,035,344	$1,059,836
14% Senior Subordinated PIK Note due 12/14/2017	$110,257	08/17/12	108,461	109,394
Common Stock (B)	38 shs.	12/14/10	38,168	41,315
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	40,319
			1,219,222	1,250,864

Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
16% Senior Subordinated Note due 02/26/2019	$2,407,441	09/02/08	2,361,276	2,407,441
Preferred Stock Series D (B)	257 shs.	02/27/13	25,678	—
Redeemable Preferred Stock Series A (B)	678 shs.	10/03/08	6,630	—
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	—
			2,453,245	2,407,441

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
3% Senior Subordinated Note due 12/31/2018 (D)	$1,062,258	12/05/13	—	1,009,145
15% Senior Subordinated Note due 12/05/2020 (D)	$46,798	12/05/13	219,203	42,118
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	28,079 shs.	12/05/13	—	—
			219,203	1,051,263

Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
8% Senior Subordinated Note due 10/31/2015 (D)	$938,651	10/31/07	909,276	—
Common Stock (B)	110 shs.	10/31/07	110,430	—
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	—
			1,066,086	—

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
14% Senior Subordinated Note due 07/05/2019	$1,544,668	07/05/13	1,523,350	1,544,668
Limited Liability Company Unit Preferred Class A (B)	147,727 shs.	07/05/13	147,727	189,619
		—	1,671,077	1,734,287

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% Senior Subordinated Note due 07/31/2020	$1,122,191	01/23/15	$1,101,585	$1,052,124

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	406,525 uts.	10/29/09	184,266	—
Class C Unit (B)	450,000 uts.	10/29/09	413,244	292,277
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	—
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	—
* 07/19/04 and 10/29/09.			923,711	292,277

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	3,632 shs.	03/31/14	363,158	584,560

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2017 (D)	$1,680,931	11/30/06	867,531	840,466
Common Stock (B)	101 shs.	11/30/06	101,250	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	—
			1,014,571	840,466

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% Senior Subordinated Note due 02/03/2020	$370,827	08/03/15	363,635	367,944
Limited Liability Company Unit (B)	370,241 uts.	08/03/15	370,241	370,241
			733,876	738,185

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
Common Stock (B)	205 shs.	12/16/10	205,480	139,304
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	55 shs.	12/16/10	49,334	37,436
			254,814	176,740

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 06/12/2020	$937,029	11/03/11	927,360	946,399
Common Stock	1,500 shs.	11/03/11	150,000	190,765
			1,077,360	1,137,164

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
12.5% Senior Subordinated Note due 03/04/2021	$1,554,765	03/04/15	$1,525,982	$1,518,331
Common Stock (B)	1,835 shs.	03/04/15	183,500	173,347
			1,709,482	1,691,678

Total Private Placement Investments (E)			$89,726,091	$91,364,667

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Interest	Maturity	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 13.27%:

Bonds - 13.27%
Amsted Industries	5.375%	09/15/24	$240,000	$240,000	$233,400
ArcelorMittal	6.125	06/01/18	500,000	507,559	490,000
Belden Inc.	5.250	07/15/24	210,000	210,000	194,250
CITGO Petroleum Corporation	6.250	08/15/22	425,000	425,000	405,875
Consolidated Energy Finance S.A.	6.750	10/15/19	447,000	442,927	422,415
Cornerstone Chemical Company	9.375	03/15/18	375,000	380,622	390,000
CTP Transportation Products, LLC	8.250	12/15/19	310,000	310,000	329,375
Dean Foods	6.500	03/15/23	329,000	329,000	333,935
Endo Finance LLC	5.375	01/31/23	500,000	491,089	480,625
Family Tree Escrow, LLC	5.750	03/01/23	156,000	156,000	161,850
Forest Laboratories, Inc.	5.000	12/15/21	370,000	370,000	401,369
Forest Laboratories, Inc.	4.875	02/15/21	500,000	500,000	540,019
Harron Communications, L.P.	9.125	04/01/20	250,000	269,623	265,625
HD Supply, Inc.	5.250	12/15/21	127,000	127,000	127,635
Hilcorp Energy Company	5.000	12/01/24	335,000	335,000	284,750
H.J. Heinz Company	4.875	02/15/25	300,000	300,000	320,160
HP Enterprise Company	4.900	10/15/25	500,000	498,625	498,625
Huntington Ingalls Industries	5.000	12/15/21	500,000	500,000	510,000
International Wire Group	8.500	10/15/17	500,000	518,801	505,000
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	526,250
Jupiter Resources Inc.	8.500	10/01/22	500,000	474,828	281,250
Kindred Escrow Corp. II	8.750	01/15/23	500,000	500,000	541,875
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	681,051	687,862
Mallinckrodt PLC	5.750	08/01/22	500,000	500,000	482,500
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	391,250
Micron Technology, Inc.	5.250	08/01/23	494,000	494,000	454,381
Moog Inc.	5.250	12/01/22	500,000	503,867	500,000
Murry Energy Corporation	11.250	04/15/21	500,000	485,139	262,500
Netflix, Inc.	5.500	02/15/22	299,000	299,000	301,990
Nielsen Finance LLC	5.000	04/15/22	271,000	272,886	262,531
Numericable Group SA	4.875	05/15/19	240,000	240,000	232,200
NXP BV/NXP Funding LLC	3.750	06/01/18	750,000	750,000	751,875
Paragon Offshore plc.	6.750	07/15/22	500,000	169,210	65,000
Penske Corporation	4.875	07/11/22	500,000	498,394	531,325
Prestige Brands Holdings, Inc.	5.375	12/15/21	650,000	650,000	633,750
Sabre GLBL, Inc.	5.375	04/15/23	170,000	170,000	167,450
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18	250,000	250,000	255,938

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

			Shares or
	Interest	Maturity	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Sirius XM Radio Inc.	5.875%	10/01/20	$445,000	$445,000	$452,788
Topaz Marine S.A.	8.625	11/01/18	500,000	500,000	441,875
Unitymedia KabelBW GmbH	6.125	01/15/25	500,000	500,000	493,750
Univision Communications, Inc.	5.125	05/15/23	160,000	160,000	152,000
Univision Communications, Inc.	5.125	02/15/25	419,000	424,761	392,813
UPCB Finance IV Limited	5.375	01/15/25	208,000	208,000	195,520
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,562	255,000
Virgin Media Secured Finance PLC	5.250	01/15/26	500,000	504,573	460,000
VRX Escrow Corp.	6.125	04/15/25	382,000	382,000	363,855
Welltec A/S	8.000	02/01/19	375,000	370,714	340,313
West Corporation	5.375	07/15/22	500,000	491,208	461,875
XPO Logistics, Inc.	7.875	09/01/19	451,000	464,200	439,725
Total Bonds				19,550,639	18,674,349

Preferred Stock - 0.00%
TherOX, Inc. (B)			26	—	—
Total Preferred Stock				—	—

Common Stock - 0.00%
Touchstone Health Partnership (B)			292	—	—
Total Common Stock				—	—

Total Rule 144A Securities				19,550,639	18,674,349

Total Corporate Restricted Securities				$109,276,730	$110,039,016

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Interest	Maturity	Principal		Market
Corporate Public Securities - 21.38%: (A)	Rate	Date	Amount	Cost	Value

Bank Loans - 0.12%
Aquilex Holdings LLC	5.000%	12/31/20	$168,405	$168,086	$165,879
Total Bank Loans				168,086	165,879

Bonds - 21.26%
Accuride Corp	9.500	08/01/18	500,000	489,700	502,500
ADT Corporation	6.250	10/15/21	500,000	515,154	515,625
Alcoa, Inc.	6.150	08/15/20	600,000	620,338	617,999
Ally Financial, Inc.	5.500	02/15/17	750,000	755,379	768,750
Alta Mesa Financial Services	9.625	10/15/18	383,000	373,585	202,032
Anglogold Holdings PLC	5.375	04/15/20	600,000	603,506	564,749
Anixter, Inc.	5.125	10/01/21	165,000	165,000	163,762
Antero Resources Corporation	5.375	11/01/21	395,000	395,000	347,600
B&G Foods, Inc.	4.625	06/01/21	440,000	440,000	423,500
Bank of America Corporation	4.000	04/01/24	500,000	498,361	514,653
Bonanza Creek Energy, Inc.	5.750	02/01/23	500,000	500,000	325,000
Brunswick Corporation	7.125	08/01/27	500,000	504,324	532,500
California Resources Corporation	6.000	11/15/24	480,000	480,000	285,900
Calumet Specialty Products Partners L.P.	7.625	01/15/22	500,000	500,148	465,000
CCO Holdings Capital Corporation	5.750	01/15/24	500,000	484,763	477,500
CHC Helicopter SA	9.250	10/15/20	900,000	851,882	504,000
Chrysler Group, LLC	8.250	06/15/21	210,000	227,945	222,851
Clearwater Paper Corporation	4.500	02/01/23	500,000	496,061	462,500
Commercial Metals Company	4.875	05/15/23	750,000	751,268	656,250
CVR Refining LLC	6.500	11/01/22	350,000	339,882	339,150
D.R. Horton, Inc.	4.000	02/15/20	500,000	500,000	503,750
Duke Realty Limited Partnership	3.875	10/15/22	500,000	503,760	509,165
Forum Energy Technologies	6.250	10/01/21	160,000	160,000	134,400
Frontier Communications Corporation	6.875	01/15/25	500,000	491,033	395,000
General Electric Capital Corporation	5.500	01/08/20	500,000	499,011	572,193
HCA Holdings, Inc.	3.750	03/15/19	500,000	500,000	498,750
HealthSouth Corporation	7.750	09/15/22	365,000	365,637	379,600
Hertz Corporation	6.750	04/15/19	220,000	218,114	223,850
Hilton Worldwide Holdings, Inc.	5.625	10/15/21	750,000	750,000	774,375
Hornbeck Offshore Services, Inc.	5.000	03/01/21	500,000	500,000	371,250
Icahn Enterprises L.P.	4.875	03/15/19	475,000	475,000	475,713
Icahn Enterprises L.P.	6.000	08/01/20	600,000	609,267	616,500
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,978	486,250
Johnson Controls, Inc.	5.500	01/15/16	500,000	494,398	506,752
Kraft Foods, Inc.	5.375	02/10/20	500,000	508,671	560,460
Laboratory Corporation of America Holdings	3.600	02/01/25	500,000	499,261	484,033
Lamar Media Corp.	5.375	01/15/24	160,000	160,000	161,600
Lazard Group LLC	4.250	11/14/20	500,000	498,749	529,626

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

			Shares or
	Interest	Maturity	Principal		Market
Corporate Public Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Lennar Corporation	4.500%	11/15/19	$250,000	$250,503	$252,125
Lennar Corporation	4.750	11/15/22	375,000	370,437	364,050
Lifepoint Hospitals, Inc.	5.500	12/01/21	350,000	358,828	353,500
MarkWest Energy Partners, L.P.	4.875	12/01/24	500,000	500,000	457,500
Masco Corporation	7.125	03/15/20	350,000	349,999	403,375
MasTec, Inc.	4.875	03/15/23	500,000	491,425	412,500
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	1,005,000
Morgan Stanley	5.500	01/26/20	500,000	498,644	559,002
NBC Universal Media LLC	5.150	04/30/20	500,000	499,605	564,375
NRG Energy, Inc.	6.250	07/15/22	500,000	500,000	455,000
Omnova Solutions, Inc.	7.875	11/01/18	600,000	606,478	594,000
Orbital ATK, Inc.	5.250	10/01/21	500,000	500,000	506,250
Perry Ellis International, Inc.	7.875	04/01/19	125,000	124,257	126,250
Precision Drilling Corporation	6.625	11/15/20	250,000	255,252	218,125
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	499,341	542,999
R.R. Donnelley & Sons Company	6.000	04/01/24	500,000	500,000	460,000
Sprint Corporation	7.125	06/15/24	155,000	155,000	119,288
Sprint Nextel Corporation	6.000	12/01/16	500,000	503,668	492,813
Steelcase, Inc.	6.375	02/15/21	500,000	505,333	557,660
Stone Energy Corporation	7.500	11/15/22	500,000	512,621	310,000
Suburban Propane Partners, L.P.	5.750	03/01/25	500,000	500,000	473,750
Tech Data Corporation	3.750	09/21/17	500,000	503,105	512,763
Time Warner Cable, Inc.	5.000	02/01/20	500,000	494,913	536,472
T-Mobile USA Inc.	6.464	04/28/19	340,000	342,247	345,950
Tyson Foods, Inc.	4.500	06/15/22	500,000	512,059	529,886
Weatherford International	4.500	04/15/22	500,000	515,659	404,400
William Lyon Homes	7.000	08/15/22	500,000	500,000	513,750
WPX Energy, Inc.	5.250	09/15/24	425,000	425,000	342,125
Xerium Technologies, Inc.	8.875	06/15/18	416,000	428,913	422,240
Total Bonds				31,428,462	29,910,236

Common Stock - 0.00%
Nortek, Inc. (B)			100	$1	$6,331
Total Common Stock				1	6,331

Total Corporate Public Securities				$31,596,549	$30,082,446

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Interest	Maturity	Principal		Market
Short-Term Security:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 1.42%
Encana Corporation	0.519%	10/01/15	$2,000,000	$2,000,000	$2,000,000
Total Short-Term Security				$2,000,000	$2,000,000

Total Investments	101.02%			$142,873,279	$142,121,462

Other Assets	10.60				14,916,264
Liabilities	(11.62)				(16,357,185)
Total Net Assets	100.00%				$140,680,541

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2015, the values of these securities amounted to $91,364,667 or 64.95% of net assets.
^	Effective yield at purchase
PIK	- Payment-in-kind

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE & DEFENSE - 4.32%		Masco Corporation	$403,375
A S C Group, Inc.	$1,567,703	Nortek, Inc.	6,331
FMH Holdings Corporation	1,572,841	Pearlman Enterprises, Inc.	1,957,037
Huntington Ingalls Industries	510,000	Signature Systems Holding Company	351,030
Merex Holding Corporation	454,803	Sunrise Windows Holding Company	1,250,864
Orbital ATK, Inc.	506,250	Torrent Group Holdings, Inc.	1,051,263
Sunvair Aerospace Group Inc.	1,283,308	Wellborn Forest Holding Company	840,466
Whitcraft Holdings, Inc.	176,740		10,106,278
	6,071,645
		CABLE & SATELLITE - 1.89%
AIRLINES - 0.31%		CCO Holdings Capital Corporation	477,500
XPO Logistics, Inc.	439,725	Harron Communications, L.P.	265,625
		Numericable Group SA	232,200
AUTOMOTIVE - 9.36%		Time Warner Cable, Inc.	536,472
Accuride Corp	502,500	Unitymedia KabelBW GmbH	493,750
Aurora Parts & Accessories LLC	1,714,721	UPCB Finance IV Limited	195,520
CG Holdings Manufacturing Company	1,741,245	Virgin Media Secured Finance PLC	460,000
Chrysler Group, LLC	222,851		2,661,067
DPL Holding Corporation	1,727,396
Grakon Parent	1,811,241	CHEMICALS - 3.50%
J A C Holding Enterprises, Inc.	314,451	Compass Chemical International LLC	1,671,274
J.B. Poindexter Co., Inc.	526,250	Consolidated Energy Finance S.A.	422,415
K & N Parent, Inc.	134,458	Cornerstone Chemical Company	390,000
Meritor, Inc.	1,005,000	LBC Tank Terminals Holding Netherlands B.V.	687,862
Moog Inc.	500,000	Omnova Solutions, Inc.	594,000
Power Stop Holdings LLC	1,740,081	Polytex Holdings LLC	1,160,095
Randy’s Worldwide Automotive	1,227,523		4,925,646
	13,167,717
		CONSTRUCTION MACHINERY - 0.45%
BANKING - 0.76%		A W X Holdings Corporation	405,300
Bank of America Corporation	514,653	Safety Infrastructure Solutions	219,566
Morgan Stanley	559,002		624,866
	1,073,655
		CONSUMER CYCLICAL SERVICES - 2.31%
BROKERAGE, ASSET MANAGERS & EXCHANGES - 1.15%		CHG Alternative Education Holding Company	1,068,509
Icahn Enterprises L.P.	1,092,213	Church Services Holding Company	223,156
Lazard Group LLC	529,626	PPC Event Services	1,501,965
	1,621,839	West Corporation	461,875
			3,255,505
BUILDING MATERIALS - 7.18%
ACP Cascade Holdings LLC	—	CONSUMER PRODUCTS - 10.32%
ARI Holding Corporation	2,264,879	AMS Holding LLC	302,984
Janus Group Holdings LLC	1,981,033	Animal Supply Company	1,654,747
		Blue Wave Products, Inc.	746,546

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

gloProfessional Holdings, Inc.	$1,347,807	FINANCIAL OTHER - 0.69%
GTI Holding Company	827,323	Ally Financial, Inc.	$768,750
Handi Quilter Holding Company	1,678,375	Insurance Claims Management, Inc.	205,977
HHI Group, LLC	1,667,010		974,727
HP Enterprise Company	498,625	FOOD & BEVERAGE - 7.54%
K N B Holdings Corporation	130,303	1492 Acquisition LLC	776,170
Manhattan Beachwear Holding Company	802,222	B&G Foods, Inc.	423,500
MasTec, Inc.	412,500	Dean Foods	333,935
Master Cutlery LLC	1,572,260	Eatem Holding Company	522,585
Perry Ellis International, Inc.	126,250	F F C Holding Corporation	223,434
Prestige Brands Holdings, Inc.	633,750	GenNx Novel Holding, Inc.	1,712,831
R A J Manufacturing Holdings LLC	421,720	H.J. Heinz Company	320,160
Transpac Holding Company	—	Hospitality Mints Holding Company	1,117,790
York Wall Holding Company	1,691,678	Impact Confections	1,252,271
	14,514,100	JMH Investors LLC	961,021
		Kraft Foods, Inc.	560,460
DIVERSIFIED MANUFACTURING - 6.49%		Tyson Foods, Inc.	529,886
ABC Industries, Inc.	430,284	Westminster Acquisition LLC	738,185
Advanced Manufacturing Enterprises LLC	155,962	WP Supply Holding Corporation	1,137,164
Airxcel Holdings	1,628,046		10,609,392
Amsted Industries	233,400
Belden Inc.	194,250	GAMING - 1.14%
BP SCI LLC	461,486	CTM Holding, Inc.	1,597,347
CTP Transportation Products, LLC	329,375
Custom Engineered Wheels, Inc.	689,540	HEALTHCARE - 5.53%
E S P Holdco, Inc.	322,150	American Hospice Management Holding LLC	—
F G I Equity LLC	250,254	ECG Consulting Group	1,414,407
Forum Energy Technologies	134,400	GD Dental Services LLC	148,690
G C Holdings	114,651	HCA Holdings, Inc.	498,750
Ideal Tridon Holdings, Inc.	200,893	Healthcare Direct Holding Company	88,031
K P I Holdings, Inc.	453,162	HealthSouth Corporation	379,600
Motion Controls Holdings	1,084,276	Kindred Escrow Corp. II	541,875
NABCO, Inc.	161,437	Laboratory Corporation of America Holdings	484,033
NetShape Technologies, Inc.	928,917	Lifepoint Hospitals, Inc.	353,500
Strahman Holdings Inc	1,359,688	MedSystems Holdings LLC	304,812
	9,132,171	Qwest Diagnostic, Inc.	542,999
		Synteract Holdings Corporation	2,407,441
ELECTRIC - 0.32%		TherOX, Inc.	—
NRG Energy, Inc.	455,000	Touchstone Health Partnership	—
		Valeant Pharmaceuticals International	255,000
FINANCE COMPANIES - 0.41%		VRX Escrow Corp.	363,855
General Electric Capital Corporation	572,193		7,782,993

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

HOME CONSTRUCTION - 1.16%		MEDIA & ENTERTAINMENT - 4.56%
D.R. Horton, Inc.	$503,750	BlueSpire Holding, Inc.	$1,739,048
Lennar Corporation	616,175	GlynnDevins Acquisition Corporation	857,241
William Lyon Homes	513,750	HOP Entertainment LLC	—
	1,633,675	Lamar Media Corp.	161,600
		Money Mailer	1,332,865
INDEPENDENT - 1.25%		NBC Universal Media LLC	564,375
Alta Mesa Financial Services	202,032	Netflix, Inc.	301,990
Antero Resources Corporation	347,600	R.R. Donnelley & Sons Company	460,000
Jupiter Resources Inc.	281,250	Sirius XM Radio Inc.	452,788
MEG Energy Corporation	391,250	Univision Communications, Inc.	544,813
Precision Drilling Corporation	218,125		6,414,720
Stone Energy Corporation	310,000
	1,750,257	METALS & MINING - 1.84%
		Alcoa, Inc.	617,999
INDUSTRIAL OTHER - 10.95%		Anglogold Holdings PLC	564,749
ADT Corporation	515,625	ArcelorMittal	490,000
Advanced Technologies Holdings	383,797	Commercial Metals Company	656,250
AFC - Dell Holding Corporation	1,308,980	Murry Energy Corporation	262,500
Aquilex Holdings LLC	165,879		2,591,498
Brunswick Corporation	532,500
Clough, Harbour and Associates	526,758	MIDSTREAM - 0.90%
Connecticut Electric, Inc.	1,001,859	CVR Refining LLC	339,150
EPM Holding Company	755,477	MarkWest Energy Partners, L.P.	457,500
Hartland Controls Holding Corporation	1,838,075	Suburban Propane Partners, L.P.	473,750
Hi-Rel Group LLC	908,887		1,270,400
HVAC Holdings, Inc.	1,358,000
International Wire Group	505,000	NATURAL GAS - 1.42%
Johnson Controls, Inc.	506,752	Encana Corporation	2,000,000
Mail Communications Group, Inc.	374,774
MC Sign Holdings LLC	860,888	OIL FIELD SERVICES - 2.46%
Nielsen Finance LLC	262,531	Avantech Testing Services LLC	—
Northwest Mailing Services, Inc.	475,922	Bonanza Creek Energy, Inc.	325,000
O E C Holding Corporation	145,835	California Resources Corporation	285,900
Safway Group Holding LLC/Finance Corporation	255,938	CHC Helicopter SA	504,000
Smart Source Holdings LLC	432,292	Hilcorp Energy Company	284,750
SMB Machinery Holdings, Inc.	—	Hornbeck Offshore Services, Inc.	371,250
Steelcase, Inc.	557,660	Petroplex Inv Holdings LLC	163,312
Tranzonic Holdings LLC	1,734,287	Topaz Marine S.A.	441,875
	15,407,716	Weatherford International	404,400
		Welltec A/S	340,313
LODGING - 0.55%		WPX Energy, Inc.	342,125
Hilton Worldwide Holdings, Inc.	774,375		3,462,925

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OTHER - REITS - 0.36%		TRANSPORTATION SERVICES - 1.89%
Duke Realty Limited Partnership	$509,165	Hertz Corporation	$223,850
		MNX Holding Company	1,314,644
PACKAGING - 0.21%		Penske Corporation	531,325
Vitex Packaging Group, Inc.	292,277	VP Holding Company	584,560
			2,654,379
PAPER - 0.95%
Clearwater Paper Corporation	462,500	WIRELESS - 0.68%
Dunn Paper	447,916	Sprint Corporation	119,288
Xerium Technologies, Inc.	422,240	Sprint Nextel Corporation	492,813
	1,332,656	T-Mobile USA Inc.	345,950
			958,051
PHARMACEUTICALS - 3.30%
Clarion Brands Holding Corp.	1,707,171	WIRELINES - 0.28%
Endo Finance LLC	480,625	Frontier Communications Corporation	395,000
ERG Holding Company LLC	1,029,015
Forest Laboratories, Inc.	941,388	Total Investments - 101.02%	$142,121,462
Mallinckrodt PLC	482,500
	4,640,699

REFINING - 2.40%
Calumet Specialty Products Partners L.P.	465,000
CITGO Petroleum Corporation	405,875
MES Partners, Inc.	1,381,158
Paragon Offshore plc.	65,000
Tristar Global Energy Solutions, Inc.	1,052,124
	3,369,157

RETAILERS - 0.21%
Family Tree Escrow, LLC	161,850
HD Supply, Inc.	127,635
	289,485

TECHNOLOGY - 1.98%
Anixter, Inc.	163,762
Jabil Circuit, Inc.	486,250
Micron Technology, Inc.	454,381
NXP BV/NXP Funding LLC	751,875
REVSpring, Inc.	252,680
Sabre GLBL, Inc.	167,450
Tech Data Corporation	512,763
	2,789,161

See Notes to Consolidated Financial Statements

Fair Values Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust’s net assets as of September 30, 2015:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$84,499,338	$—	$18,674,349	$65,824,989
Common Stock - U.S.	8,381,070	—	—	8,381,070
Preferred Stock	7,119,313	—	—	7,119,313
Partnerships and LLCs	10,039,295	—	—	10,039,295
Public Securities
Bank Loans	165,879	—	165,879	—
Corporate Bonds	29,910,236	—	29,910,236	—
Common Stock - U.S.	6,331	6,331	—	—
Short-term Securities	2,000,000	—	2,000,000	—
Total	$142,121,462	$6,331	$50,750,464	$91,364,667

        See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers	Transfers	Ending
	balance at	Included in				into	out of	balance at
Assets:	12/31/2014	earnings	Purchases	Sales	Prepayments	Level 3	Level 3	09/30/2015
Restricted Securities
Corporate Bonds	$59,265,205	$(1,442,124)	$19,182,981	$(3,126,840)	$(8,054,233)	$—	$—	$65,824,989
Common Stock - U.S.	8,548,845	1,869,204	687,613	(2,724,592)	—	—	—	8,381,070
Preferred Stock	6,123,833	2,068,504	309,494	(1,382,518)	—	—	—	7,119,313
Partnerships and LLCs	9,571,615	645,787	1,680,711	(1,858,818)	—	—	—	10,039,295
	$83,509,498	$3,141,371	$21,860,799	$(9,092,768)	$(8,054,233)	$—	$—	$91,364,667

There were no transfers into or out of Level 1 and Level 2 assets.

TEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Participation Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    November 30, 2015

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date    November 30, 2015

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.